Goodwill and Other Intangible Assets 2 (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended					3 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Apr. 29, 2012	Mar. 28, 2013	Mar. 28, 2012	Dec. 28, 2014	Jun. 29, 2014
Finite Lived Intangible Assets [Line Items]
Amortization expense for trademarks and other intangible assets	$ 3	$ 47	$ 93	$ 31	$ 32
Future amortization expense for finite-lived intangible assets			78
Intangible assets not subject to amortization		13,000	11,900	981				11,900
Indefinite-lived Intangible Assets, Purchase Accounting Adjustments			(493)
Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization		840	371	19				371
Indefinite-lived Intangible Assets, Purchase Accounting Adjustments			(313)
Other [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization		46	45					45
Trademarks [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization		12,100	11,500	847				11,500
Indefinite-lived Intangible Assets, Purchase Accounting Adjustments			(180)
Recipes/processes [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization				115
Predecessor [Member]
Finite Lived Intangible Assets [Line Items]
Gross				837
Accumulated Amortization				(403)
Net				434
Impairment loss on indefinite-lived trademarks and other intangibles	0			0	0	0	0
Predecessor [Member] | Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Gross				208
Accumulated Amortization				(170)
Net				38
Predecessor [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross				209
Accumulated Amortization				(77)
Net				132
Predecessor [Member] | Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross				420
Accumulated Amortization				(156)
Net				264
Successor [Member]
Finite Lived Intangible Assets [Line Items]
Gross		1,521	1,448					1,448
Accumulated Amortization		(47)	(132)					(132)
Net		1,474	1,316					1,316
Impairment loss on indefinite-lived trademarks and other intangibles		0	221					160	62
Successor [Member] | Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Gross		120	118					118
Accumulated Amortization		(10)	(31)					(31)
Net		110	87					87
Successor [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross		1,376	1,315					1,315
Accumulated Amortization		(36)	(99)					(99)
Net		1,340	1,216					1,216
Successor [Member] | Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross		25	15					15
Accumulated Amortization		(1)	(2)					(2)
Net		$ 24	$ 13					$ 13